Share Capital - Summary of Options Outstanding (Details)		9 Months Ended
		Jan. 31, 2026 shares $ / shares		Jan. 31, 2026 shares $ / shares	Apr. 30, 2025 shares	Apr. 30, 2024 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 3.97
Remaining life (year)		4 years 7 months 13 days
Options outstanding		1,476,717		1,476,717	1,927,925	1,521,367
Unvested		424,194		424,194
Vested		1,052,523		1,052,523
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		11 months 4 days
Options outstanding		223,000		223,000
Unvested		0		0
Vested		223,000		223,000
Option Expiry Date January 13, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 13, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		11 months 12 days
Options outstanding		16,000		16,000
Unvested		0		0
Vested		16,000		16,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		1 year 3 months 10 days
Options outstanding		64,000		64,000
Unvested		0		0
Vested		64,000		64,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2027
Exercise price | $ / shares	[1]	$ 5.6
Remaining life (year)	[1]	1 year 18 days
Options outstanding	[1]	7,265		7,265
Unvested	[1]	0		0
Vested	[1]	7,265		7,265
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2028
Exercise price | $ / shares	[1]	$ 5.6
Remaining life (year)	[1]	2 years 18 days
Options outstanding	[1]	471,452		471,452
Unvested	[1]	0		0
Vested	[1]	471,452		471,452
Option Expiry Date January 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	January 19, 2029(2
Exercise price | (per share)		$ 2.02	[2]	$ 1.48
Remaining life (year)	[2]	2 years 11 months 19 days
Options outstanding	[2]	60,000		60,000
Unvested	[2]	11,111		11,111
Vested	[2]	48,889		48,889
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 4, 2033
Exercise price | $ / shares	[3]	$ 2.01
Remaining life (year)	[3]	6 years 11 months 4 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	2,167		2,167
Vested	[3]	5,833		5,833
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 8, 2033
Exercise price | $ / shares	[3]	$ 2.01
Remaining life (year)	[3]	7 years 3 months 7 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	1,417		1,417
Vested	[3]	2,583		2,583
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	June 11, 2033
Exercise price | $ / shares	[3]	$ 2.01
Remaining life (year)	[3]	7 years 4 months 9 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	3,000		3,000
Vested	[3]	5,000		5,000
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 8, 2033
Exercise price | $ / shares	[3]	$ 2.01
Remaining life (year)	[3]	7 years 6 months 7 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	1,667		1,667
Vested	[3]	2,333		2,333
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	November 13, 2033
Exercise price | $ / shares	[3]	$ 2.01
Remaining life (year)	[3]	7 years 9 months 14 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	3,833		3,833
Vested	[3]	4,167		4,167
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 19, 2034
Exercise price | $ / shares	[3]	$ 2.01
Remaining life (year)	[3]	8 years 21 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	4,333		4,333
Vested	[3]	3,667		3,667
Option Expiry Date August 2, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	August 2, 2034
Exercise price | (per share)		$ 1.18	[4]	$ 0.86
Remaining life (year)	[4]	8 years 6 months 3 days
Options outstanding	[4]	595,000		595,000
Unvested	[4]	396,667		396,667
Vested	[4]	198,333		198,333

[1]	Exercise price of US $4.10. The figure in the table above is translated at the January 31, 2026 rate.
[2]	Exercise price of US $1.48. The figure in the table above is translated at the January 31, 2026 rate.
[3]	Exercise price of US $1.47. The figure in the table above is translated at the January 31, 2026 rate.
[4]	Exercise price of US $0.86. The figure in the table above is translated at the January 31, 2026 rate.